TAXATION ON INCOME - Expiration dates of tax losses (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		₺ 363,023	₺ 2,471,500
Amount paid to increase CIT base	₺ 146
In terms of purchasing power at original disclosure date
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset			1,499,943
Previously stated
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset			2,095,775
Previously stated | In terms of purchasing power at original disclosure date
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset			1,271,708
Within 1 year
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		2,278	108,155
Between 1 and 2 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		3,916	79,906
Between 2 and 3 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		107,640	683,416
Between 3 and 4 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		125,985	906,049
Between 4 and 5 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset		₺ 123,204	₺ 693,974